Accounts Receivable, Net - Schedule of Movement of Allowance for Doubtful Accounts (Details) - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	$ 11,434,431	$ 7,133,370
(Recovery of) provision for credit losses	(1,554,884)	4,625,042
Written-off	(99,847)	(131,158)
Foreign currency translation adjustments	119,021	(192,823)
Ending balance	$ 9,898,721	$ 11,434,431